Deposits	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $2.2 billion at Dec. 31, 2025 and $2.1 billion at Dec. 31, 2024.

At Dec. 31, 2025, the scheduled maturities of total time deposits are $7.9 billion in 2026, $966 million in 2027, $702 million in 2028, $524 million in 2029 and $256 million in 2030. No time deposits are scheduled to mature after 2030.